17. CONCESSION CONTRACT ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
CONCESSION CONTRACT ASSETS

17.  CONCESSION CONTRACT ASSETS

Under IFRS 15 – Revenue from contracts with customers, the infrastructure construction revenue for which the right to consideration depends on satisfaction of performance obligations related to the completion of its construction, or its future operation and maintenance are classified as contract assets as follows:

	2019	2018
Distribution – Infrastructure assets under construction	740	518
Gas – Infrastructure assets under construction	68	82
Transmission – Assets reincorporated into the assets remuneration base	348	492
Transmission – Assets remunerated by tariff	849	637
	2,005	1,729
Current	172	131
Non-current	1,833	1,598

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2017	–	–	–	–
Effects of adoption of IFRS 15	1,092	532	90	1,714
Additions	96	727	70	893
Inflation adjustment	88	–	–	88
Adjustment to expected contract cash flow from the concession	13	–	–	13
Amounts received	(161)	–	–	(161)
Transfers to financial assets	–	(27)	–	(27)
Transfers to intangible assets	–	(672)	(78)	(750)
Transfers from PP&E	1		–	1
Impairment		(42)		(42)
Balances at December 31, 2018	1,129	518	82	1,729
Additions	221	903	43	1,167
Inflation adjustment	34	–	–	34
Adjustment to expected contract cash flow from the concession	15	–	–	15
Amounts received	(154)	–	–	(154)
Disposals	(4)	–	(2)	(6)
Transfers to financial assets	(44)	(48)	–	(92)
Transfers to intangible assets	–	(630)	(55)	(685)
Impairment	–	(3)	–	(3)
Balances at December 31, 2019	1,197	740	68	2,005

The amount of additions in the period ended December 31, 2019 includes R$21 of borrowing costs, as presented in Note 24.

On December 31, 2019 the Company recorded an additional impairment of certain assets in progress, totaling R$29 (R$42 on December 31, 2018) and a reversal of impairment amounting to R$26 recorded in prior years. The Company has not identified any evidence of impairment of its other contract assets with finite useful life. The Company doesn’t have any contract asset with indefinite useful life.

Energy and gas distribution activities

In accordance with IFRS 15 – Revenue from contracts with customers, the concession infrastructure assets still under construction are recognized initially as contract assets, considering the right of the subsidiaries Cemig D and Gasmig to charge for the services provided to customers or receive an indemnity at the end of the concession for assets not yet amortized. New assets are recorded initially as contract assets, measured at amortized cost, including capitalized borrowing costs. When the asset start operations, the construction performance obligation is concluded, and the assets are split into financial assets and intangible assets.

The transmission activity

The transmission concession infrastructure is classified as contract assets, considering the performance obligations during the period of the concession, represented by construction, operation, maintenance and availability of the transmission lines.

The above mentioned assets are as follows:

Assets reincorporated into the assets remuneration base

The remaining balance of the indemnity for transmission, due to acceptance of the terms of Law 12,783/13, of R$ 348, at December 31, 2019 (R$ 492 at December 31, 2018) was incorporated into the Assets Remuneration Base and will be received for the remaining period of their useful life through the Annual Permitted Revenue (RAP), whilst the services of operation and maintenance are rendered.

Transmission – Assets remunerated by tariff - For new assets related to improvements and upgrades of facilities constructed by transmission concession holders, the regulator (ANEEL) calculates an additional portion of Permitted Annual Revenue (RAP) from the date that the new facilities enter commercial operation.

In the periods between tariff reviews, the revenues associated with the improvements and upgrades of facilities are provisional. They are then ultimately determined in the review immediately subsequent to the start of commercial operation of the facilities; this review then has effect starting on the date when commercial operations begin. At December 31, 2019, the receivable amounts to R$849 (R$637 on December 31, 2018).

The construction of infrastructure grants to the operator a right to receive consideration due to performance obligations represented by the construction, which is not unconditional until the satisfaction of performance obligations related to the operation and maintenance of the transmission lines. The revenue and costs related to construction of these assets are recognized in the statement of income as expenditures incurred.